Exhibit 99.1

World Omni Auto Receivables Trust 2018-C

Monthly Servicer Certificate

October 31, 2020

Dates Covered
Collections Period	10/01/20 - 10/31/20
Interest Accrual Period	10/15/20 - 11/15/20
30/360 Days	30
Actual/360 Days	32
Distribution Date	11/16/20

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 09/30/20	398,812,356.29	24,813
Yield Supplement Overcollateralization Amount 09/30/20	18,927,448.82	0
Receivables Balance 09/30/20	417,739,805.11	24,813
Principal Payments	19,442,223.06	545
Defaulted Receivables	640,490.19	34
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 10/31/20	17,600,622.96	0
Pool Balance at 10/31/20	380,056,468.90	24,234

Pool Statistics	$ Amount	# of Accounts
Pool Factor	36.04%
Prepayment ABS Speed	1.42%
Aggregate Starting Principal Balance	1,103,449,170.74	40,092

Delinquent Receivables:
Past Due 31-60 days	4,602,594.21	216
Past Due 61-90 days	1,526,415.47	70
Past Due 91-120 days	262,966.85	18
Past Due 121+ days	0.00	0
Total	6,391,976.53	304

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.61%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.45%
Delinquency Trigger Occurred	NO

Recoveries	471,414.37
Aggregate Net Losses/(Gains) - October 2020	169,075.82
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.49%
Prior Net Losses Ratio	0.32%
Second Prior Net Losses Ratio	0.48%
Third Prior Net Losses Ratio	0.07%
Four Month Average	0.34%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.97%

Overcollateralization Target Amount	10,184,266.44
Actual Overcollateralization	10,184,266.44
Weighted Average APR	3.46%
Weighted Average APR, Yield Adjusted	6.37%
Weighted Average Remaining Term	39.63

Flow of Funds	$ Amount

Collections	25,164,061.14
Investment Earnings on Cash Accounts	1,027.07
Servicing Fee(1)	(348,116.50)
Transfer to Collection Account	-
Available Funds	24,816,971.71

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	943,348.99
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	86,586.67
(5) Noteholders' Second Priority Principal Distributable Amount	8,187,359.95
(6) Required Reserve Account	-
(7) Noteholders' Principal Distributable Amount	10,184,266.44
(8) Asset Representation Reviewer Amounts (in excess of 1)	-
(9) Distribution to Certificateholders	1,354,409.66
(10) Collection Account Redeposits	4,061,000.00

Total Distributions of Available Funds	24,816,971.71
Servicing Fee	348,116.50
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	970,060,000.00
Original Class B	30,560,000.00

Total Class A & B
Note Balance @ 10/15/20	388,243,828.85
Principal Paid	18,371,626.39
Note Balance @ 11/16/20	369,872,202.46

Class A-1
Note Balance @ 10/15/20	0.00
Principal Paid	0.00
Note Balance @ 11/16/20	0.00
Note Factor @ 11/16/20	0.0000000%

Class A-2
Note Balance @ 10/15/20	0.00
Principal Paid	0.00
Note Balance @ 11/16/20	0.00
Note Factor @ 11/16/20	0.0000000%

Class A-3
Note Balance @ 10/15/20	268,623,828.85
Principal Paid	18,371,626.39
Note Balance @ 11/16/20	250,252,202.46
Note Factor @ 11/16/20	76.7644793%

Class A-4
Note Balance @ 10/15/20	89,060,000.00
Principal Paid	0.00
Note Balance @ 11/16/20	89,060,000.00
Note Factor @ 11/16/20	100.0000000%

Class B
Note Balance @ 10/15/20	30,560,000.00
Principal Paid	0.00
Note Balance @ 11/16/20	30,560,000.00
Note Factor @ 11/16/20	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	1,029,935.66
Total Principal Paid	18,371,626.39
Total Paid	19,401,562.05

Class A-1
Coupon	2.36000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	2.80000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	3.13000%
Interest Paid	700,660.49
Principal Paid	18,371,626.39
Total Paid to A-3 Holders	19,072,286.88

Class A-4
Coupon	3.27000%
Interest Paid	242,688.50
Principal Paid	0.00
Total Paid to A-4 Holders	242,688.50

Class B
Coupon	3.40000%
Interest Paid	86,586.67
Principal Paid	0.00
Total Paid to B Holders	86,586.67

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	1.0292975
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	18.3602430
Total Distribution Amount	19.3895405

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	2.1492653
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	56.3546822
Total A-3 Distribution Amount	58.5039475

A-4 Interest Distribution Amount	2.7250000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	2.7250000

B Interest Distribution Amount	2.8333334
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	2.8333334

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	445.65
Noteholders' Principal Distributable Amount	554.35

Account Balances	$ Amount

Reserve Account
Balance as of 10/15/20	2,546,066.61
Investment Earnings	323.49
Investment Earnings Paid	(323.49)
Deposit/(Withdrawal)	-
Balance as of 11/16/20	2,546,066.61
Change	-

Required Reserve Amount	2,546,066.61

Other Servicing Information	Current Month	Prior Month	Two Months Prior

Principal Balance of Receivables extended during the Collection Period	$2,129,047.18	$2,230,409.05	$2,748,999.98
Number of Extensions	105	105	128
Ratio of extensions to Beginning of Period Receivables Balance	0.51%	0.51%	0.60%

(1)	The Servicing Fee may include the payment of previously Unpaid Servicing Fee, in whole or in part, at the discretion of the Servicer. Such amounts have priority prior to the application of Available Funds.